Operating expenses by nature (Tables)	12 Months Ended
Dec. 31, 2023
Operating expenses by nature
Schedule of components of operating expenses by nature

		2023	2022	2021
	Notes	£m	£m	£m
Employee costs	A9	2,506	1,736	1,405
Direct materials and services		900	704	586
Vehicle costs		285	201	146
Property costs		106	82	60
Depreciation and impairment of property, plant and equipment[1]	B3	154	140	128
Amortisation and impairment of intangible assets	B2	201	140	91
One-off and adjusting items[1]	A1	98	136	21
Other operating expenses[2]		461	234	173
Total operating expenses		4,711	3,373	2,610

1.One - off and adjusting items includes £nil (2022: £8m; 2021: £nil) of impairment of property, plant and equipment.

2.Other operating expenses includes professional fees, marketing costs, and amortisation of contract costs.